Capital Risk Management	12 Months Ended
Dec. 31, 2023
Capital Risk Management [Abstract]
Capital Risk Management
28.
CAPITAL RISK MANAGEMENT

The Group manages its capital to ensure the Group will be able to continue as a going concern while maximizing the return to stakeholders through the optimization of the debt and equity balance. The Group’s overall strategy remains unchanged throughout the years ended December 31, 2021, 2022 and 2023.

The capital structure of the Group consists of net debt, which includes lease liabilities and Preferred Shares as disclosed in Notes 23 and 24, respectively, net of cash and cash equivalents, and equity attributable to owners of the Company, comprising issued share capital, share premium, accumulated losses and various reserves.

We regularly review the capital structure from time to time. As part of this review, we consider the cost of capital and the risks associated with each class of capital. We may balance our overall capital structure through the payment of dividends, new share issues as well as raising new debt or redemption of existing debts.